Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	40 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026 [1]
C000237262 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arena Strategic Income Fund (Class I/ACSIX)
Average Annual Return, Percent		5.79%	9.56%
Bloomberg U S Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield Index
Average Annual Return, Percent		8.84%	8.22%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%	4.21%
Bloomberg Barclays U S High Yield 1 5 Yr Cash Pay 2 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. High Yield 1-5 Yr Cash Pay 2% Index
Average Annual Return, Percent		8.28%	8.95%

[1]	Class I shares commenced operations on December 30, 2022.